Government Grants	12 Months Ended
Dec. 31, 2023
Government Grants [Abstract]
GOVERNMENT GRANTS

18. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the years ended December 31, 2023, 2022 and 2021 and recognized as other income were as follows:

	Years ended December 31,
	2023	2022	2021
Research and Development Projects
Rapid detection of antibody-based pathogens	$-	$42,055	$102,780
Multi-marker test for the early detection of pancreatic cancer	27,741	108,999	196,217
	$27,741	$151,054	$298,997

As of December 31, 2023 and 2022, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $6,604 and $81,706, respectively.